FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

               FRANKLIN FEDERAL TAX-FREE INCOME FUND
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Federal Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2008

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   36

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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                       This page intentionally left blank.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

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                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.1%
   MUNICIPAL BONDS 96.1%
   ALABAMA 1.4%
   Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
     6/01/28 ..................................................................................     $   7,000,000    $    7,045,920
   Auburn University General Fee Revenue, AMBAC Insured, 5.00%, 6/01/34 .......................        11,025,000        11,239,657
   Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
     Refunding,
      6.00%, 8/01/29 ..........................................................................        12,000,000        12,291,960
      Series A, 6.70%, 11/01/29 ...............................................................         4,000,000         4,159,760
   Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
     9/01/14 ..................................................................................         1,445,000         1,475,692
   Homewood GO, wts., Refunding, FSA Insured, 4.75%, 9/01/30 ..................................         9,265,000         9,339,491
   Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30 ..................         5,000,000         5,136,300
   Montgomery County Public Building Authority Revenue, wts., Facilities Project, MBIA
     Insured, 5.00%, 3/01/31 ..................................................................         6,250,000         6,433,750
   University of Alabama General Revenue, Series A,
      MBIA Insured, 5.00%, 7/01/29 ............................................................        10,000,000        10,236,000
      MBIA Insured, 5.00%, 7/01/34 ............................................................        11,500,000        11,726,665
      XLCA Insured, 5.00%, 7/01/28 ............................................................         6,065,000         6,266,479
      XLCA Insured, 5.00%, 7/01/32 ............................................................         6,500,000         6,670,170
   University of Alabama University Revenues, Hospital, Series A, MBIA Insured, Pre-Refunded,
     5.875%, 9/01/31 ..........................................................................         5,000,000         5,487,050
   University of South Alabama University Revenues, Tuition, Capital Improvement, Refunding,
     AMBAC Insured, 5.00%, 12/01/36 ...........................................................        11,570,000        11,709,187
                                                                                                                     ---------------
                                                                                                                        109,218,081
                                                                                                                     ---------------
   ALASKA 0.4%
   Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
      12/01/29 ................................................................................         4,000,000         4,004,280
      12/01/30 ................................................................................         3,500,000         3,499,755
   Alaska State International Airports Revenues, Series B,
      AMBAC Insured, Pre-Refunded, 5.25%, 10/01/27 ............................................        15,000,000        16,676,250
      MBIA Insured, 5.00%, 10/01/28 ...........................................................         5,100,000         5,200,266
                                                                                                                     ---------------
                                                                                                                         29,380,551
                                                                                                                     ---------------
   ARIZONA 2.7%
   Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
      7/01/29 .................................................................................        14,465,000        14,511,143
      7/01/36 .................................................................................        15,000,000        14,909,250
   Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project, Refunding,
     Series A, 5.00%, 7/01/16 .................................................................        21,425,000        21,739,733
   Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 .......        19,000,000        19,219,830
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded, 5.75%,
     1/01/25 ..................................................................................        22,500,000        24,162,750
   Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
     Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
      7/01/32 .................................................................................         6,000,000         4,782,660
      7/01/34 .................................................................................         5,000,000         3,981,950
      7/01/35 .................................................................................         9,860,000         7,847,377


                                          Quarterly Statement of Investments | 3

Franklin Federal Tax-Free Income Fund

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                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ARIZONA (CONTINUED)
 a Pima County IDA Lease Revenue, Pima County Arizona, 5.00%, 9/01/39 .........................     $  20,000,000    $   19,718,000
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
     Salt River Project,
      Refunding, Series A, 5.125%, 1/01/27 ....................................................        35,000,000        36,562,400
      Series B, 5.00%, 1/01/25 ................................................................        17,500,000        18,200,700
   Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 .............................        10,000,000         9,325,700
   Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, Pre-Refunded, 5.00%,
     7/01/34 ..................................................................................         7,500,000         8,419,125
   University Medical Center Corp. Revenue, 5.00%, 7/01/35 ....................................         7,000,000         6,525,820
                                                                                                                     ---------------
                                                                                                                        209,906,438
                                                                                                                     ---------------
   ARKANSAS 1.3%
   Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
     1/01/23 ..................................................................................           125,000           126,097
   Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
     5.60%, 6/01/24 ...........................................................................         1,200,000         1,202,736
   Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 5.00%, 6/01/31 .............         8,690,000         9,037,426
   Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
      12/01/16 ................................................................................         2,600,000         2,609,932
      11/01/20 ................................................................................        60,500,000        60,672,425
   Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St. Vincent's
     Infirmary, MBIA Insured, ETM, 6.05%, 11/01/09 ............................................           125,000           133,360
   Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
     AMBAC Insured, 5.80%, 6/01/11 ............................................................           180,000           180,468
   University of Arkansas University Revenues,
      AMBAC Insured, 5.00%, 11/01/31 ...........................................................        7,705,000         7,946,552
      Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
        5.00%, 11/01/28 .. .....................................................................        1,000,000         1,032,830
      Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
        5.00%, 11/01/34 .......................................................................         9,000,000         9,226,890
      Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ....................         5,000,000         5,133,150
   University of Central Arkansas Revenue, FGIC Insured, 5.00%, 11/01/37 ......................         5,020,000         5,159,958
                                                                                                                     ---------------
                                                                                                                        102,461,824
                                                                                                                     ---------------
   CALIFORNIA 7.4%
   Alhambra COP, Clubhouse Facility Project, 11.25%,
      1/01/09 .................................................................................           455,000           470,593
      1/01/10 .................................................................................           500,000           516,525
   California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
     first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ........................        24,500,000        27,020,315
   California State GO,
      5.90%, 5/01/08 ..........................................................................           235,000           237,162
      6.00%, 5/01/18 ..........................................................................           535,000           539,515
      6.00%, 5/01/20 ..........................................................................           850,000           857,132
      5.90%, 4/01/23 ..........................................................................         1,200,000         1,204,176
      5.125%, 2/01/26 .........................................................................         7,500,000         7,648,950
      Pre-Refunded, 5.125%, 6/01/25 ...........................................................        24,705,000        26,833,336


4 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California State GO, (continued)
      Pre-Refunded, 5.25%, 4/01/27 ............................................................     $  17,500,000    $   19,844,650
      Pre-Refunded, 5.00%, 2/01/32 ............................................................        49,000,000        53,525,640
      Refunding, 5.00%, 2/01/24 ...............................................................         5,000,000         5,137,500
      Refunding, 5.125%, 6/01/25 ..............................................................           295,000           302,809
      Refunding, 5.00%, 2/01/26 ...............................................................        27,000,000        27,301,050
      Refunding, 5.00%, 2/01/26 ...............................................................        20,000,000        20,393,800
      Various Purpose, 5.25%, 11/01/25 ........................................................        16,260,000        16,986,659
      Various Purpose, 5.00%, 8/01/33 .........................................................        25,000,000        25,046,250
      Various Purpose, 5.50%, 11/01/33 ........................................................         2,500,000         2,628,900
   California State Public Works Board Lease Revenue, Various University of California
     Projects, Refunding, Series D, 5.00%, 5/01/27 ............................................        10,000,000        10,255,600
   Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, zero cpn., 1/15/24 .....................................        65,000,000        25,372,750
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ........        35,000,000        32,168,850
      Refunding, 5.75%, 1/15/40 ...............................................................        20,000,000        20,344,200
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 .......................................        13,255,000        12,735,006
      Pre-Refunded, 5.375%, 6/01/28 ...........................................................        50,000,000        53,338,500
      Series 2003 A-1, Pre-Refunded, 6.25%, 6/01/33 ...........................................        26,000,000        29,100,500
   Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, Pre-Refunded,
     5.00%, 8/01/27 ...........................................................................         5,000,000         5,588,400
   Inland Empire Tobacco Asset Securitization Corp. Revenue,
      Series A, 5.00%, 6/01/21 ................................................................        12,500,000        12,144,000
      Series C-1, zero cpn., 6/01/36 ..........................................................       100,000,000        15,090,000
   Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
     1/01/27 ..................................................................................           135,000           135,274
   Los Angeles Regional Airports Improvement Corp. Lease Revenue,
      Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 .................         7,500,000         6,894,075
    b United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 .................         8,400,000         6,716,976
   Los Angeles USD, GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ..................        25,000,000        27,833,500
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 .............        10,000,000        10,372,600
   Metropolitan Water District of Southern California Waterworks Revenue, Series B-2,
     FGIC Insured, 5.00%, 10/01/27 ............................................................         9,645,000         9,965,503
   Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 .................         5,285,000         5,906,939
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ...............................        50,000,000        51,019,500
      senior lien, 5.00%, 1/01/33 .............................................................         5,000,000         4,688,600
      senior lien, ETM, zero cpn., 1/01/23 ....................................................         7,000,000         3,680,390
                                                                                                                     ---------------
                                                                                                                        579,846,125
                                                                                                                     ---------------
   COLORADO 2.2%
   Adams County Revenue, FHA Insured Mortgage, Platte Valley Medical Center, Refunding,
     MBIA Insured, 5.00%, 2/01/31 .............................................................         6,560,000         6,633,472
   Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
      8/01/32 .................................................................................        10,000,000        10,359,200
      8/01/39 .................................................................................        15,000,000        15,503,700


                                          Quarterly Statement of Investments | 5

Franklin Federal Tax-Free Income Fund

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                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   COLORADO (CONTINUED)
   Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC Insured,
     5.00%, 3/01/37 ...........................................................................     $  10,000,000    $   10,271,200
   Colorado Health Facilities Authority Revenue,
      Catholic Health Initiatives, Series A, Pre-Refunded, 5.00%, 12/01/28 ....................         2,000,000         2,039,240
      Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .......................................        13,250,000        13,601,257
      Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 ........................................        20,200,000        22,100,012
   Colorado Springs Airport Revenue, Series C, zero cpn., 1/01/11 .............................         1,450,000         1,312,816
   Colorado Water Resources and Power Development Authority Water Resources Revenue,
     Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ...............        10,000,000        10,266,300
   Denver City and County Airport Revenue, System, Refunding, Series A, XLCA Insured, 5.00%,
     11/15/25 .................................................................................         8,000,000         8,060,960
   Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
     AMBAC Insured, 5.50%, 12/15/08 ...........................................................           330,000           330,779
   Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured,
     Pre-Refunded, 4.75%, 12/01/28 ............................................................        13,500,000        14,897,115
   Littleton MFHR, Riverpointe I, Series A, FSA Insured, Pre-Refunded, 5.95%, 4/01/29 .........        10,530,000        11,153,481
   Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%,
     5/15/35 ..................................................................................         9,950,000        10,193,079
   Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
     Pre-Refunded, 5.125%, 6/15/31 ............................................................         7,500,000         8,245,575
   Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 ....................         5,500,000         5,738,040
   Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/34 ...........................        10,000,000        10,260,800
   University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
     11/15/29 .................................................................................         8,500,000         8,465,830
                                                                                                                     ---------------
                                                                                                                        169,432,856
                                                                                                                     ---------------
   CONNECTICUT 0.2%
   Connecticut State Health and Educational Facilities Authority Revenue, Yale-New Haven
     Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 ......................................        10,500,000        10,745,490
   Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
     5.80%, 8/20/39 ...........................................................................         2,640,000         2,778,389
                                                                                                                     ---------------
                                                                                                                         13,523,879
                                                                                                                     ---------------
   DISTRICT OF COLUMBIA 1.6%
   District of Columbia GO,
      Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30 ...................................        22,860,000        25,796,596
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 ....................................        22,475,000        24,914,886
      Series A, FSA Insured, 5.375%, 6/01/24 ..................................................         3,580,000         3,680,741
      Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 ....................................         1,420,000         1,494,294
      Series E, MBIA Insured, ETM, 6.00%, 6/01/13 .............................................            15,000            15,187
   District of Columbia Revenue,
      Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
        4/01/20 ...............................................................................         8,860,000         4,968,334
      Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
        4/01/22 ...............................................................................        12,870,000         6,382,362
      Capital Appreciation, Georgetown University, Series A, MBIA Insured, zero cpn.,
        4/01/23 ...............................................................................        14,160,000         6,603,516


6 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   DISTRICT OF COLUMBIA (CONTINUED)
   District of Columbia Revenue, (continued)
      Deed Tax, Housing Product Trust Fund, Series A, MBIA Insured, 5.00%, 6/01/32 ............     $   5,000,000    $    5,115,650
      Gains-Georgetown University, Capital Appreciation, Refunding, AMBAC Insured,
        zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32 .......................................        15,370,000         8,735,539
   District of Columbia Tobacco Settlement Financing Corp. Revenue, Refunding, Asset-Backed
     Bonds, 6.50%, 5/15/33 ....................................................................        35,000,000        36,327,550
                                                                                                                     ---------------
                                                                                                                        124,034,655
                                                                                                                     ---------------
   FLORIDA 5.6%
   Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%, 8/01/37 .................        12,245,000        12,523,574
   Broward County School Board COP,
      MBIA Insured, 5.00%, 7/01/28 ............................................................        17,415,000        17,694,336
      Series A, FSA Insured, 5.25%, 7/01/24 ...................................................        25,000,000        26,334,000
   Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 .........................         5,000,000         5,123,250
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
     AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .............................................        10,000,000        10,704,100
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
      5.75%, 6/01/22 ..........................................................................        10,000,000        10,818,100
      6.00%, 6/01/23 ..........................................................................        17,500,000        21,411,425
   Florida State Mid-Bay Bridge Authority Revenue, Series A,
      AMBAC Insured, zero cpn., 10/01/23 ......................................................         4,950,000         2,232,252
      AMBAC Insured, zero cpn., 10/01/24 ......................................................         2,970,000         1,260,379
      Pre-Refunded, zero cpn., 10/01/23 .......................................................            50,000            26,197
      Pre-Refunded, zero cpn., 10/01/24 .......................................................            30,000            14,845
   Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 .............................        10,000,000        10,175,900
   Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 .............................        13,500,000        13,623,795
   Hillsborough County School Board COP,
      Master Lease Program, Series B, MBIA Insured, 5.00%, 7/01/27 ............................         5,000,000         5,101,750
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 .......................................         5,000,000         5,069,850
   Indian River County School Board COP, FGIC Insured, 5.00%, 7/01/27 .........................        16,485,000        16,894,487
   Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 .........        20,175,000        20,491,546
   Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic,
     5.00%, 11/15/36 ..........................................................................        17,950,000        18,154,809
   Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32 ................         6,015,000         6,164,533
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
      10/01/23 ................................................................................         6,000,000         6,158,700
      10/01/26 ................................................................................        20,000,000        20,373,000
   Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 .........................         5,000,000         5,067,950
   Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
     CIFG Insured, 5.00%, 10/01/35 ............................................................        10,645,000        10,759,008
   Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
     Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 .......................................        15,000,000        14,563,950
   Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
     MBIA Insured, 5.00%, 6/01/30 .............................................................        10,630,000        10,586,736
   Miami-Dade County Special Obligation Revenue,
      Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32 ....................        10,000,000        10,199,500
      Sub Series B, MBIA Insured, zero cpn., 10/01/34 .........................................         5,500,000         1,287,495


                                          Quarterly Statement of Investments | 7

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   FLORIDA (CONTINUED)
   Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ........     $   7,500,000    $    7,869,450
   Orlando-Orange County Expressway Authority Revenue,
      Series A, FSA Insured, 5.00%, 7/01/32 ...................................................        12,000,000        12,492,840
      Series B, AMBAC Insured, 5.00%, 7/01/28 .................................................        10,630,000        10,851,423
   Palm Beach County School Board COP,
      Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ........................................        25,000,000        25,492,750
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ....................................         5,100,000         5,600,769
   Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 ............................................         7,000,000         7,191,450
   South Broward Hospital District Revenue, South Broward Hospital District, Refunding, 4.75%,
     5/01/28 ..................................................................................        10,000,000         9,833,300
   South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group,
     5.00%, 8/15/32 ...........................................................................        31,070,000        31,139,597
   St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27 .....................         5,785,000         5,988,285
   Tallahassee Energy System Revenue, Refunding, MBIA Insured, 5.00%, 10/01/37 ................        20,000,000        20,554,000
   Tampa Bay Water Utility System Revenue, Series B, FGIC Insured,
      5.00%, 10/01/26 .........................................................................         5,245,000         5,342,819
      5.00%, 10/01/31 .........................................................................        10,000,000        10,125,900
      Pre-Refunded, 5.00%, 10/01/26 ...........................................................         4,755,000         5,164,215
                                                                                                                     ---------------
                                                                                                                        440,462,265
                                                                                                                     ---------------
   GEORGIA 4.0%
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
      Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ........................................        29,520,000        30,069,072
      Series J, FSA Insured, 5.00%, 1/01/29 ...................................................        10,000,000        10,233,900
   Atlanta Airport Revenue, General,
      Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ....................................        18,295,000        19,580,041
      Series G, FSA Insured, 5.00%, 1/01/30 ...................................................        18,285,000        18,691,110
   Atlanta Development Authority Revenue,
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24 ...........         6,385,000         6,842,421
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25 ...........         6,955,000         7,414,378
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ...........         5,000,000         5,298,600
      Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27 ...........         5,000,000         5,283,050
      Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
        1/01/27 ...............................................................................         5,000,000         5,450,350
   Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC,
     Series A, XLCA Insured, 5.00%, 9/01/30 ...................................................        10,000,000         9,761,700
   Atlanta Water and Wastewater Revenue,
      FSA Insured, 5.00%, 11/01/34 ............................................................        20,205,000        20,690,930
      Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ......................................        13,000,000        13,187,330
   Clark County Hospital Authority Revenue, Athens Regional Medical Center Project,
     MBIA Insured, 5.00%, 1/01/27 .............................................................         5,000,000         5,177,850
   Clayton County Development Authority Student Housing and Activity Center Revenue,
     CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33 ...................        11,125,000        11,401,345
   Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28 ...........        18,000,000        18,637,020
   De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 ....................................        12,000,000        13,009,680
   Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
     5.00%, 1/01/25 ...........................................................................         5,000,000         5,105,100


8 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   GEORGIA (CONTINUED)
   Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
     Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded, 5.30%, 9/01/27 ...............     $  10,000,000    $   11,173,000
   Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ............        20,000,000        22,205,000
   Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
     Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ......................................         5,770,000         5,990,414
   Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare
     Project, 5.25%, 10/01/35 .................................................................        10,485,000        10,555,354
   Jefferson Public Building Authority Revenue, Jackson County Facilities, Series A,
     XLCA Insured, 5.00%, 3/01/32 .............................................................         6,075,000         6,226,207
   Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/28 .................         5,000,000         4,999,700
   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
     MBIA Insured, Pre-Refunded, 5.00%,
      7/01/23 .................................................................................        10,150,000        11,186,214
      7/01/25 .................................................................................        12,160,000        13,401,414
      7/01/26 .................................................................................        12,800,000        14,106,752
   Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
     Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ................................         5,000,000         5,157,800
                                                                                                                     ---------------
                                                                                                                        310,835,732
                                                                                                                     ---------------
   HAWAII 0.8%
   Hawaii State Airports System Revenue, Second Series,
      ETM, 6.90%, 7/01/12 .....................................................................           500,000           549,250
      MBIA Insured, ETM, 6.90%, 7/01/12 .......................................................           400,000           439,916
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
      Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ........................................         4,000,000         4,151,640
      Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13 ............................           600,000           610,260
      Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18 ............................         2,040,000         2,065,112
      Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28 ............................         2,410,000         2,412,000
   Hawaii State GO,
      Refunding, Series BW, 6.375%, 3/01/11 ...................................................            95,000           105,968
      Series BW, ETM, 6.375%, 3/01/11 .........................................................             5,000             5,587
      Series CA, 6.00%, 1/01/09 ...............................................................           100,000           103,625
      Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 ...................................         5,000,000         5,337,900
   Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
     Series A, FNMA Insured, 5.75%, 7/01/30 ...................................................           310,000           317,756
   Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A,
     MBIA Insured, 5.00%, 7/01/36 .............................................................        20,000,000        20,579,800
   Honolulu City and County GO,
      ETM, 6.00%, 12/01/14 ....................................................................           150,000           178,691
      Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 .......................................         5,250,000         5,404,717
   Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ............         1,180,000         1,185,865
   Honolulu City and County Wastewater System Revenue,
      First Bond Resolution, Senior Series, AMBAC Insured, Pre-Refunded, 5.125%,
        7/01/31 ...............................................................................         8,000,000         8,697,680
      Second Bond Resolution, Refunding, Junior Series, FGIC Insured, 5.00%, 7/01/23 ..........        10,000,000        10,243,400
   Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ........................           220,000           238,260
                                                                                                                     ---------------
                                                                                                                         62,627,427
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 9

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   IDAHO 0.0% c
   Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ........................     $     170,000    $      170,314
                                                                                                                     ---------------
   ILLINOIS 4.6%
   Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36 .........................         7,765,000         7,620,959
   Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian Insured,
     5.125%, 11/01/37 .........................................................................         5,000,000         4,840,250
   Chicago COP, AMBAC Insured, 7.75%, 7/15/11 .................................................         7,500,000         8,419,425
   Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, ETM, 5.75%,
     1/01/23 ..................................................................................         8,955,000        10,759,343
   Chicago SFMR, Collateral, Series A, GNMA Secured, 7.25%, 9/01/28 ...........................             5,000             5,062
   Illinois Development Finance Authority Hospital Revenue, Adventist Health System,
     Sunbelt Obligation, Pre-Refunded,
      5.65%, 11/15/24 .........................................................................         6,030,000         6,447,457
      5.50%, 11/15/29 .........................................................................        20,000,000        21,332,600
   Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A,
     MBIA Insured, 5.50%, 5/15/21 .............................................................        10,000,000        10,170,400
   Illinois Finance Authority Revenue,
      Columbia College, MBIA Insured, 5.00%, 12/01/32 .........................................        15,440,000        15,739,227
      Sherman Health System, Series A, 5.50%, 8/01/37 .........................................         5,000,000         5,047,800
   Illinois Health Facilities Authority Revenue,
      Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
        8/15/25 ...............................................................................         9,120,000         9,697,661
      Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
        7/01/18 ...............................................................................         7,090,000         7,178,200
      Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ..........         2,105,000         2,516,591
      Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ......................         2,885,000         2,952,682
      Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
        11/15/28 ..............................................................................         7,500,000         7,591,350
      South Suburban Hospital, ETM, 7.00%, 2/15/18 ............................................         4,200,000         5,104,386
   Illinois Municipal Electric Agency Power Supply Revenue, Series A, FGIC Insured, 5.00%,
     2/01/35 ..................................................................................        20,000,000        20,028,600
   Illinois State GO, FSA Insured, 5.00%, 9/01/29 .............................................        12,000,000        12,451,200
   Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
     2/01/22 ..................................................................................         5,285,000         5,816,618
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
      Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 .............         7,000,000         6,948,340
      Capital Appreciation, 2002, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 .............         9,275,000         9,001,666
      Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/08 ..................           185,000           183,470
      Capital Appreciation, 2002, Series A, FGIC Insured, zero cpn., 6/15/09 ..................           235,000           227,186
      Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn. to
        6/14/12, 5.50% thereafter, 6/15/20 ....................................................         8,240,000         7,379,826
      Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, zero cpn. to
        6/14/12, 5.55% thereafter, 6/15/21 ....................................................         6,000,000         5,324,760
      Capital Appreciation, McCormick Place, Refunding, Series B, zero cpn. to 6/14/17,
        5.65% thereafter, 6/15/22 .............................................................        30,000,000        21,183,900
      Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/08 ...................         1,315,000         1,305,295
      Capital Appreciation, Series A, FGIC Insured, ETM, zero cpn., 6/15/09 ...................         1,490,000         1,446,090


10 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   ILLINOIS (CONTINUED)
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, (continued)
      McCormick Place Expansion Project, 6.50%, 6/15/22 .......................................     $       5,000    $        5,016
      McCormick Place Expansion Project, 6.50%, 6/15/27 .......................................           555,000           556,754
      McCormick Place Expansion Project, Refunding, FGIC Insured, 5.25%, 12/15/28 .............        39,580,000        40,530,712
      McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ...............           250,000           250,820
      McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/10 ......         7,845,000         7,401,522
      McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/11 ......         9,690,000         8,872,358
      McCormick Place Expansion Project, Series A, FGIC Insured, zero cpn., 6/15/10 ...........           155,000           145,083
      McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 ..............        26,795,000        27,361,446
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
     Place Convention Center, ETM, 7.00%, 7/01/26 .............................................        12,000,000        15,937,320
   Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ........         1,000,000         1,258,090
   Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
     6.625%, 2/01/10 ..........................................................................         1,950,000         1,955,440
   Southwestern Illinois Development Authority Revenue, Capital Appreciation,
     Local Government Program, FSA Insured, zero cpn.,
      12/01/24 ................................................................................         3,850,000         1,719,333
      12/01/26 ................................................................................         7,700,000         3,045,042
   University of Illinois University Revenues, Auxiliary Facilities System,
      AMBAC Insured, zero cpn., 4/01/10 .......................................................        14,250,000        13,418,085
      Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ......................................         5,000,000         5,047,600
      Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 ......................................         3,585,000         3,671,183
      Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26 ...................................         8,415,000         9,110,247
   Upper River Valley Development Authority Environmental Facilities Revenue, General
     Electric Co. Project, 5.45%, 2/01/23 .....................................................         3,600,000         3,673,548
                                                                                                                     ---------------
                                                                                                                        360,679,943
                                                                                                                     ---------------
   INDIANA 1.2%
   Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
     3/01/27 ..................................................................................         5,000,000         4,816,900
   Indiana Health Facility Financing Authority Hospital Revenue,
      Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/21 ............        15,590,000        16,151,084
      Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/21 .........         1,910,000         2,170,562
      Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .....................         1,200,000         1,212,840
   Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
     Refunding, 5.625%, 5/15/28 ...............................................................         1,750,000         1,596,963
   Indiana State Development Financing Authority Environmental Revenue, Refunding, 6.25%,
     7/15/30 ..................................................................................         2,000,000         2,025,860
   Indiana State Educational Facilities Authority Revenue,
      DePauw University Project, Refunding, 5.30%, 7/01/16 ....................................           600,000           622,818
      Valparaiso University, Refunding, AMBAC Insured, 5.125%, 10/01/23 .......................         2,015,000         2,074,966
   Indiana State HFA, SFMR, Refunding,
      Series A, 6.75%, 1/01/10 ................................................................         1,420,000         1,421,889
      Series A, 6.80%, 1/01/17 ................................................................        12,835,000        12,852,199
      Series A-2, GNMA Secured, 6.10%, 7/01/22 ................................................           185,000           185,196
   Indiana Transportation Finance Authority Highway Revenue,
      Pre-Refunded, 5.375%, 12/01/25 ..........................................................         2,235,000         2,416,594
      Refunding, 5.375%, 12/01/25 .............................................................        12,765,000        13,802,156


                                         Quarterly Statement of Investments | 11

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   INDIANA (CONTINUED)
   Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
     MBIA Insured, Pre-Refunded, 5.25%, 7/01/33 ...............................................     $  19,020,000    $   21,079,676
 d Jasper County EDR, Georgia-Pacific Corp. Project,
      5.625%, 12/01/27 ........................................................................         3,500,000         3,065,860
      Refunding, 6.70%, 4/01/29 ...............................................................         3,000,000         2,956,320
   Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
     8.00%, 1/01/14 ...........................................................................            75,000            75,326
   New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
     Pre-Refunded, 5.375%, 1/15/18 ............................................................         1,500,000         1,552,620
   Petersburg PCR, 5.75%, 8/01/21 .............................................................         5,000,000         5,197,950
                                                                                                                     ---------------
                                                                                                                         95,277,779
                                                                                                                     ---------------
   KANSAS 1.0%
   Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
      Series A, MBIA Insured, 5.30%, 6/01/31 ..................................................        18,000,000        18,904,680
      Series B, MBIA Insured, 4.85%, 6/01/31 ..................................................        19,325,000        19,216,780
   Kansas State Development Finance Authority Health Facilities Revenue, Stormont-Vail
     HealthCare Inc., Series L, MBIA Insured, 5.125%, 11/15/36 ................................         5,000,000         5,164,700
   Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
     Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ......................................         2,000,000         2,027,040
   Kansas State Development Finance Authority Revenue, Water Pollution Control,
     Revolving Fund,
      Refunding, Series II, 5.125%, 11/01/18 ..................................................         3,450,000         3,668,350
      Series II, Pre-Refunded, 5.125%, 11/01/18 ...............................................         1,550,000         1,694,894
   Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
     11/15/18 .................................................................................         1,875,000         1,879,050
   Overland Park Development Corp. Revenue, Second Tier Convention, Refunding, Series B,
     AMBAC Insured, 5.125%, 1/01/32 ...........................................................        20,000,000        19,822,200
   Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
     9/01/20 ..................................................................................         2,500,000         2,608,600
                                                                                                                     ---------------
                                                                                                                         74,986,294
                                                                                                                     ---------------
   KENTUCKY 1.3%
   Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
      8/15/08 .................................................................................         4,505,000         4,453,508
      8/15/09 .................................................................................         4,580,000         4,416,082
      8/15/10 .................................................................................         4,620,000         4,271,190
      8/15/13 .................................................................................         6,825,000         5,618,545
      8/15/14 .................................................................................         6,860,000         5,413,775
      8/15/16 .................................................................................         7,005,000         5,043,390
      8/15/17 .................................................................................         7,115,000         4,864,952
   Kentucky Economic Development Finance Authority Health System Revenue,
     Norton Healthcare Inc.,
      Refunding, Series B, MBIA Insured, zero cpn., 10/01/18 ..................................         8,585,000         5,249,470
      Refunding, Series C, MBIA Insured, 6.05%, 10/01/19 ......................................         7,385,000         8,351,180
      Refunding, Series C, MBIA Insured, 6.10%, 10/01/21 ......................................         6,050,000         6,781,021
      Refunding, Series C, MBIA Insured, 6.10%, 10/01/23 ......................................        11,295,000        12,544,227


12 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   KENTUCKY (CONTINUED)
   Kentucky Economic Development Finance Authority Health System Revenue,
     Norton Healthcare Inc., (continued)
      Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/19 ...................................     $   3,695,000    $    4,337,782
      Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/21 ...................................         2,875,000         3,382,581
      Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/23 ...................................         5,650,000         6,647,507
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
     Regional Health Center Facility, Refunding and Improvement,
      5.80%, 10/01/12 .........................................................................         1,000,000         1,011,400
      5.85%, 10/01/17 .........................................................................         5,615,000         5,640,380
   Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
     Series A, MBIA Insured, 5.00%, 9/01/32 ...................................................        10,000,000        10,060,100
                                                                                                                     ---------------
                                                                                                                         98,087,090
                                                                                                                     ---------------
   LOUISIANA 3.4%
   Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
     10/01/12 .................................................................................        14,285,000        14,332,998
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
     Hospital Project, Refunding, Series A, Connie Lee Insured,
      6.375%, 12/01/12 ........................................................................         3,265,000         3,574,228
      6.50%, 12/01/18 .........................................................................         5,530,000         6,745,881
   East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue, Series A, 6.80%,
     10/01/28 .................................................................................           895,000           895,913
   Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note,
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/15/33 ....................................        30,350,000        33,602,609
   Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
     11/01/27 .................................................................................         5,655,000         5,756,168
   Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
     5.55%, 6/01/32 ...........................................................................           890,000           900,796
   Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ....................        12,485,000        13,225,985
   Lafayette Public Improvement Sales Tax GO, Series B, MBIA Insured, 4.75%, 3/01/30 ..........         5,055,000         5,088,161
   Louisiana Local Government Environmental Facilities and CDA Revenue,
      Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32 ................         6,730,000         6,838,488
      Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 .........................         4,290,000         4,351,433
      MBIA Insured, 5.00%, 12/01/26 ...........................................................         5,605,000         5,751,795
   Louisiana Public Facilities Authority Revenue,
      Millennium Housing LLC Student Housing, CIFG Insured, 5.00%, 11/01/30 ...................        10,000,000         9,918,700
      Ochsner Clinic Foundation Project, Refunding, Series B, ETM, 5.75%, 5/15/23 .............        10,000,000        11,846,300
      Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 .............................        10,260,000         9,868,376
      Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 .............................        10,000,000         9,887,900
      Tulane University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32 ................         5,000,000         5,489,800
   Louisiana State Gas and Fuels Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 6/01/27 ...........................................................        19,250,000        19,630,572
      FSA Insured, 4.75%, 5/01/39 .............................................................        17,250,000        17,220,847
   Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 ..................         9,000,000         9,642,420
   New Orleans GO, Radian Insured,
      5.00%, 12/01/27 .........................................................................         5,935,000         5,803,184
      5.125%, 12/01/33 ........................................................................        11,645,000        11,295,533


                                         Quarterly Statement of Investments | 13

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   LOUISIANA (CONTINUED)
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .....     $   2,200,000    $    2,206,556
   St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/36 ............................................................         6,230,000         6,248,254
   St. John the Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/01/37 .........        40,500,000        39,389,490
   West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15 ..............         3,050,000         3,058,448
                                                                                                                     ---------------
                                                                                                                        262,570,835
                                                                                                                     ---------------
   MAINE 0.2%
   Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
     6.20%, 9/01/19 ...........................................................................         8,000,000         8,215,440
   Maine Health and Higher Educational Facilities Authority Revenue, Series A, MBIA Insured,
     5.00%, 7/01/32 ...........................................................................         6,045,000         6,191,289
                                                                                                                     ---------------
                                                                                                                         14,406,729
                                                                                                                     ---------------
   MARYLAND 0.9%
   Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
     9/01/32 ..................................................................................         3,500,000         3,319,715
   Baltimore Project Revenue,
      Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/37 ............................         5,000,000         5,154,950
      Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37 .................................         8,130,000         8,381,949
   Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
     Refunding, CIFG Insured, 5.00%, 6/01/33 ..................................................        15,000,000        15,131,100
   Maryland State Health and Higher Educational Facilities Authority Revenue,
      Lifebridge Health, Assured Guaranty, 5.00%, 7/01/28 .....................................         6,000,000         6,158,280
      Lifebridge Health, Assured Guaranty, 5.00%, 7/01/34 .....................................         9,000,000         9,161,820
      Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 .........................        20,000,000        20,231,800
                                                                                                                     ---------------
                                                                                                                         67,539,614
                                                                                                                     ---------------
   MASSACHUSETTS 4.1%
   Massachusetts Bay Transportation Authority Revenue, Assessment,
      2007, Refunding, Series A, 5.25%, 7/01/30 ...............................................         2,785,000         2,860,111
      Series A, Pre-Refunded, 5.25%, 7/01/30 ..................................................        29,740,000        31,759,346
   Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
     5.00%, 7/01/28 ...........................................................................        10,000,000        10,858,700
   Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
     Pre-Refunded, 5.00%, 6/01/22 .............................................................        15,070,000        16,487,333
   Massachusetts State Development Finance Agency Revenue,
      Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
        5.125%, 8/01/28 .......................................................................         6,735,000         6,926,678
      Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 ................        10,000,000        10,306,600
   Massachusetts State GO,
      Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 ..............................        10,000,000        10,374,800
      MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..............................................         4,100,000         4,490,689
      Series B, ETM, 6.50%, 8/01/08 ...........................................................         5,785,000         5,912,154
   Massachusetts State Health and Educational Facilities Authority Revenue,
      Berklee College Music, Refunding, Series A, 5.00%, 10/01/37 .............................        10,000,000        10,022,100
      Berkshire Health System, Series E, 6.25%, 10/01/31 ......................................         2,250,000         2,302,358
      Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 ......................         4,500,000         4,624,605


14 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MASSACHUSETTS (CONTINUED)
   Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
      Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ..........................................     $  10,000,000    $   10,233,100
      Harvard University, Series FF, 5.00%, 7/15/22 ...........................................        13,550,000        14,282,513
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
      5.65%, 10/01/17 .........................................................................         2,295,000         2,346,041
      5.70%, 10/01/27 .........................................................................         7,375,000         7,501,186
   Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      AMBAC Insured, 4.75%, 8/15/32 ...........................................................        15,000,000        14,999,850
      AMBAC Insured, 4.50%, 8/15/35 ...........................................................        30,000,000        28,457,100
      FSA Insured, 5.00%, 8/15/30 .............................................................        15,000,000        15,688,650
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
      Refunding, Series A, MBIA Insured, 5.00%, 1/01/37 .......................................        52,130,000        52,136,777
      Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ..................................         5,000,000         5,030,350
      sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ...........................        21,350,000        21,394,194
   Massachusetts State Water Pollution Abatement Trust Revenue,
      Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 .................           225,000           230,720
      Massachusetts Water Revenue Abatement Program, Series A, Pre-Refunded, 5.00%,
        8/01/32 ...............................................................................         4,775,000         5,251,211
      Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ................         5,210,000         5,491,965
      Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .............         1,290,000         1,371,954
   Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue,
     MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ..............................................        16,405,000        17,565,162
                                                                                                                     ---------------
                                                                                                                        318,906,247
                                                                                                                     ---------------
   MICHIGAN 3.9%
   Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ...................................         6,300,000         6,425,874
   Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27 ...................................         5,310,000         5,849,124
   Coldwater Community Schools GO, MBIA Insured, Pre-Refunded, zero cpn., 5/01/18 .............         5,935,000         3,264,784
   Detroit City School District GO, School Building and Site Improvements,
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 ....................................         2,000,000         2,217,040
      Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ....................................        14,925,000        16,440,335
      Series B, FGIC Insured, 5.00%, 5/01/33 ..................................................        16,870,000        16,945,915
   Detroit Sewage Disposal System Revenue,
      second lien, Series A, MBIA Insured, 5.00%, 7/01/30 .....................................         5,470,000         5,636,944
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ......................        10,000,000        10,872,100
   Detroit Water Supply System Revenue,
      second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33 .......................         5,000,000         5,543,000
      senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .....................................        17,575,000        17,848,819
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................         7,060,000         7,692,294
      senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................         6,170,000         6,733,136
   Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...............         8,625,000         8,729,708
   Grand Rapids Public Schools GO, School Building and Site, FSA Insured, 4.50%,
     5/01/31 ..................................................................................        21,800,000        21,550,826
   Harrison Community Schools GO, AMBAC Insured, zero cpn., 5/01/20 ...........................         6,000,000         2,835,900
   Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%,
     5/01/30 ..................................................................................         4,145,000         4,448,248


                                         Quarterly Statement of Investments | 15

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MICHIGAN (CONTINUED)
   Michigan State Building Authority Revenue,
      Facilities Program, Refunding, Series I, 5.00%, 10/15/24 ................................     $  31,350,000    $   32,230,621
      Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 .....................................         9,475,000         9,722,961
   Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
     MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .............................................        18,000,000        19,410,660
   Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
     Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ..........        10,000,000        10,292,800
   Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded,
      5.00%, 11/01/25 .........................................................................        16,250,000        17,666,675
      5.25%, 11/01/30 .........................................................................        10,000,000        10,960,400
   Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
     Senior Series A,
      5.25%, 6/01/22 ..........................................................................        10,000,000         9,802,100
      6.00%, 6/01/34 ..........................................................................        27,680,000        27,388,253
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
     MBIA Insured, 5.25%, 11/15/31 ............................................................        10,000,000        10,253,700
   Southgate Community School District GO, FGIC Insured, Pre-Refunded, 5.00%, 5/01/25 .........         5,500,000         5,706,965
   Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36 ...................         5,000,000         5,157,350
   West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ............................         5,000,000         5,163,450
                                                                                                                     ---------------
                                                                                                                        306,789,982
                                                                                                                     ---------------
   MINNESOTA 1.7%
   Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ...........................         9,100,000         9,102,366
   Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ..........         1,500,000         1,475,550
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
      Series A, FGIC Insured, Pre-Refunded, 5.125%, 1/01/31 ...................................        10,000,000        10,385,400
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ....................................        32,025,000        34,580,595
      Series A, FGIC Insured, Pre-Refunded, 5.75%, 1/01/32 ....................................         5,000,000         5,369,500
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ....................................        19,000,000        20,516,200
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
     Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .......................................           510,000           521,480
   Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/30 ...................         5,000,000         5,012,300
   Minnetonka MFHR, Ridgepointe II Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
     10/20/33 .................................................................................        11,075,000        12,090,356
   Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 .......        20,000,000        20,267,400
   Roseville MFHR, Rosepointe I Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
     10/20/33 .................................................................................         7,955,000         8,634,993
   University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13 .............................         1,250,000         1,436,450
                                                                                                                     ---------------
                                                                                                                        129,392,590
                                                                                                                     ---------------
   MISSISSIPPI 1.3%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 .............        36,500,000        36,734,695
   Jackson County Environmental Improvement Revenue, International Paper Co. Project, 6.70%,
     5/01/24 ..................................................................................         3,500,000         3,598,595
   Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
      5.875%, 4/01/22 .........................................................................        40,000,000        40,304,800
      5.90%, 5/01/22 ..........................................................................         8,250,000         8,272,605
   Mississippi State GO, Refunding, 5.75%, 12/01/12 ...........................................         2,000,000         2,274,000


16 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   MISSISSIPPI (CONTINUED)
   Mississippi State University Educational Building Corp. Revenue, Residence Hall and Campus
     Improvement, MBIA Insured, 5.00%, 8/01/35 ................................................     $  13,265,000    $   13,589,462
                                                                                                                     ---------------
                                                                                                                        104,774,157
                                                                                                                     ---------------
   MISSOURI 1.3%
   Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ...................         9,095,000         9,489,814
   Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
     Series A, MBIA Insured, 5.00%, 12/01/30 ..................................................        11,500,000        11,751,735
   Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
      Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34 ................................        14,000,000        14,008,400
      Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ........................................         8,000,000         7,896,640
   Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
     10/15/28 .................................................................................         8,250,000         8,339,677
   Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
      Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 .......................................           230,000           232,939
      Series A, AMBAC Insured, 5.25%, 6/01/21 .................................................         8,740,000         9,214,320
      Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21 ...................................         8,760,000         9,621,458
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/22 ....................................         4,270,000         4,354,461
   St. Louis Airport Revenue,
      Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/20 .......         5,000,000         5,398,750
      Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/21 .......         7,250,000         7,828,188
      Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .......        12,390,000        13,549,704
   Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
     5.40%, 5/15/28 ...........................................................................         4,000,000         3,908,120
                                                                                                                     ---------------
                                                                                                                        105,594,206
                                                                                                                     ---------------
   MONTANA 0.6%
   Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ........        30,000,000        30,660,300
   Montana Facility Finance Authority Revenue, Benefis Health System, Refunding, Assured
     Guaranty, 5.00%, 1/01/37 .................................................................        14,600,000        14,787,756
                                                                                                                     ---------------
                                                                                                                         45,448,056
                                                                                                                     ---------------
   NEBRASKA 1.6%
   Adams County School District No. 018 GO, Hastings Public Schools, FSA Insured, 5.00%,
     12/15/31 .................................................................................         5,795,000         6,056,239
   Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36 ........        24,725,000        25,743,670
   Lincoln Electric System Revenue, 5.00%, 9/01/31 ............................................         8,645,000         8,936,336
   Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
      Refunding, AMBAC Insured, 5.00%, 2/01/35 ................................................        30,000,000        30,521,400
      Series A, AMBAC Insured, 5.125%, 4/01/26 ................................................        12,500,000        13,745,500
   Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2, Series A,
     AMBAC Insured, 5.00%, 2/01/30 ............................................................        12,165,000        12,594,060
   Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A,
     AMBAC  Insured, 5.00%, 1/01/37 ...........................................................        15,000,000        14,863,350
   University of Nebraska Revenue, Omaha Student Facilities Project, 5.00%, 5/15/32 ...........         5,895,000         6,107,102
   University of Nebraska University Revenues, Kearney Student Fees and Facilities, 5.00%,
     7/01/30 ..................................................................................         5,000,000         5,164,550
                                                                                                                     ---------------
                                                                                                                        123,732,207
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 17

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEVADA 1.5%
   Clark County Airport Revenue, sub. lien,
      Series A-2, FGIC Insured, 5.125%, 7/01/27 ...............................................     $  10,000,000    $   10,232,300
      Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31 ....................................        20,000,000        21,825,400
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
     Project,
      AMBAC Insured, zero cpn., 1/01/25 .......................................................         3,080,000         1,084,622
      AMBAC Insured, zero cpn., 1/01/26 .......................................................         3,815,000         1,247,772
      AMBAC Insured, zero cpn., 1/01/27 .......................................................         3,000,000           913,410
      AMBAC Insured, zero cpn., 1/01/28 .......................................................        13,315,000         3,770,409
      AMBAC Insured, zero cpn., 1/01/29 .......................................................         8,410,000         2,212,671
      First Tier, AMBAC Insured, 5.625%, 1/01/32 ..............................................        21,995,000        20,259,815
      First Tier, AMBAC Insured, 5.625%, 1/01/34 ..............................................        15,000,000        13,821,600
   Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, Pre-Refunded,
     5.25%, 7/01/18 ...........................................................................        23,685,000        24,227,623
   Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
     12/01/17 .................................................................................        10,275,000        10,410,116
   Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
     1/15/23 ..................................................................................         5,000,000         5,134,350
   Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
     7/01/24 ..................................................................................         5,000,000         5,108,000
                                                                                                                     ---------------
                                                                                                                        120,248,088
                                                                                                                     ---------------
   NEW HAMPSHIRE 0.2%
   Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
     6/20/33 ..................................................................................         5,562,000         5,630,747
   New Hampshire Health and Education Facilities Authority Revenue,
      Exeter Project, 6.00%, 10/01/24 .........................................................         2,000,000         2,138,580
      Exeter Project, 5.75%, 10/01/31 .........................................................         1,000,000         1,033,050
      The Memorial Hospital, Refunding, 5.25%, 6/01/26 ........................................         1,000,000           938,350
      The Memorial Hospital, Refunding, 5.25%, 6/01/36 ........................................         1,100,000         1,009,118
   New Hampshire Higher Educational and Health Facilities Authority Revenue,
      New Hampshire Catholic Charities, 5.80%, 8/01/22 ........................................         1,000,000           980,810
      Rivier College, Refunding, 5.60%, 1/01/28 ...............................................         4,590,000         4,636,726
                                                                                                                     ---------------
                                                                                                                         16,367,381
                                                                                                                     ---------------
   NEW JERSEY 2.4%
   Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
     5.00%, 8/01/23 ...........................................................................         5,000,000         5,178,650
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
      Series 1, 6.00%, 1/01/19 ................................................................         2,100,000         2,106,594
      Series 1, 6.00%, 1/01/29 ................................................................         5,000,000         4,877,650
      Series 2, 6.125%, 1/01/19 ...............................................................         2,000,000         2,010,720
      Series 2, 6.125%, 1/01/29 ...............................................................         5,000,000         4,864,800
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
     Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ....................................         5,000,000         5,347,750
   New Jersey EDA Revenue,
      Cigarette Tax, 5.75%, 6/15/29 ...........................................................        20,000,000        19,804,400
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................        10,000,000        10,186,000


18 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW JERSEY (CONTINUED)
   New Jersey EDA Revenue, (continued)
      Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................     $   5,000,000    $    5,073,650
      School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ..................         7,500,000         7,570,125
      School Facilities Construction, Series O, 5.125%, 3/01/28 ...............................        20,000,000        20,737,000
      Series U, 5.00%, 9/01/37 ................................................................        22,000,000        22,554,400
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
     Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ....................................        12,400,000        13,538,692
   New Jersey State Turnpike Authority Turnpike Revenue,
      Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
        5.15% thereafter, 1/01/35 .............................................................        10,000,000         7,142,700
      Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ....................................         7,500,000         7,968,825
      Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ....................................        13,000,000        13,788,450
      Series C, FSA Insured, 5.00%, 1/01/30 ...................................................        15,845,000        16,433,958
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Pre-Refunded, 5.75%,
     6/01/32 ..................................................................................        19,830,000        21,782,462
                                                                                                                     ---------------
                                                                                                                        190,966,826
                                                                                                                     ---------------

   NEW MEXICO 0.0% c
   New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, Pre-Refunded,
     6.00%, 6/15/13 ...........................................................................         1,000,000         1,083,800
                                                                                                                     ---------------
   NEW YORK 7.5%
   Liberty Development Corp. Revenue,
      5.50%, 10/01/37 .........................................................................        13,000,000        13,998,530
      Goldman Sachs Headquarters, 5.25%, 10/01/35 .............................................        25,000,000        26,083,000
   Long Island Power Authority Electric System Revenue, General, Series A, MBIA Insured,
     Pre-Refunded, 5.25%, 12/01/26 ............................................................        10,000,000        10,207,400
   MTA Commuter Facilities Revenue, Series A,
      FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ..............................................         8,950,000         9,098,749
      Pre-Refunded, 5.25%, 7/01/28 ............................................................         5,000,000         5,464,900
      Pre-Refunded, 6.125%, 7/01/29 ...........................................................        15,040,000        15,893,219
   MTA Dedicated Tax Fund Revenue, Series A,
      FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..............................................        12,500,000        13,499,750
      FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .............................................        14,250,000        15,558,435
      MBIA Insured, ETM, 6.25%, 4/01/11 .......................................................         1,280,000         1,431,334
   MTA Revenue,
      Refunding, Series E, 5.25%, 11/15/31 ....................................................        10,000,000        10,296,800
      Refunding, Series U, 5.125%, 11/15/31 ...................................................        20,720,000        21,180,398
      Series A, MBIA Insured, 4.75%, 11/15/27 .................................................        15,000,000        15,242,850
   MTA Transit Facilities Revenue,
      Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 .....................................         3,630,000         3,690,331
      Series A, Pre-Refunded, 6.00%, 7/01/24 ..................................................         5,000,000         5,275,000
      Series A, Pre-Refunded, 5.625%, 7/01/27 .................................................        10,800,000        11,016,864
      Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ...............................        15,000,000        16,997,100
   Nassau County GO, Improvement, Refunding, Series F, 6.625%, 3/01/08 ........................         7,325,000         7,348,074
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 .............................................................        10,000,000        10,732,300


                                         Quarterly Statement of Investments | 19

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York City GO,
      Refunding, Series H, 6.125%, 8/01/25 ....................................................     $       5,000    $        5,064
      Series D, 8.00%, 8/01/16 ................................................................             5,000             5,142
      Series D, 5.50%, 6/01/24 ................................................................        16,405,000        17,648,171
      Series D, Pre-Refunded, 5.50%, 6/01/24 ..................................................         7,535,000         8,412,752
      Series E, 6.50%, 12/01/12 ...............................................................            20,000            20,281
      Series F, 5.25%, 1/15/23 ................................................................        14,415,000        15,103,749
      Series F, Pre-Refunded, 5.25%, 1/15/23 ..................................................         5,585,000         6,237,216
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Pre-Refunded, 5.50%, 6/15/33 ............................................................        55,000,000        59,568,300
      Refunding, Series D, 5.25%, 6/15/25 .....................................................        10,000,000        10,524,900
      Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ....................................        10,000,000        10,563,300
      Series A, Pre-Refunded, 5.75%, 6/15/30 ..................................................         8,000,000         8,471,760
      Series G, FSA Insured, 5.125%, 6/15/32 ..................................................        24,215,000        24,962,759
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Refunding, Series B, 5.00%, 5/01/30 .....................................................         7,205,000         7,415,602
      Series B, Pre-Refunded, 6.00%, 11/15/29 .................................................        10,000,000        10,939,200
      Series B, Pre-Refunded, 5.00%, 5/01/30 ..................................................           295,000           324,515
      Series C, Pre-Refunded, 5.50%, 11/01/20 .................................................         5,000,000         5,408,250
      Series C, Pre-Refunded, 5.50%, 11/01/24 .................................................         4,200,000         4,542,930
      Series D, 5.00%, 2/01/27 ................................................................        10,000,000        10,361,200
      Series E, 5.00%, 2/01/28 ................................................................         8,885,000         9,185,757
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.40%, 1/01/19 .............................................................        15,000,000        16,040,400
   New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
     AMBAC Insured, 5.125%, 7/01/31 ...........................................................         8,000,000         8,252,320
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%, 11/15/30 ...........................................................        10,000,000        10,311,100
   New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
     5/15/39 ..................................................................................        16,000,000        17,483,840
   New York State Dormitory Authority Revenues,
      City University System Consolidated, Third General, Refunding, Series 1, 5.25%,
        7/01/25 ...............................................................................        10,000,000        10,238,500
      Second Hospital, Interfaith Medical Center, Series D, Pre-Refunded, 5.30%, 2/15/19 ......         5,000,000         5,079,600
      Second Hospital, Interfaith Medical Center, Series D, Pre-Refunded, 5.40%, 2/15/28 ......         8,000,000         8,127,600
      State Supported Debt, Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 .......            55,000            55,701
      State Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .......            15,000            15,188
      State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%,
        5/15/21 ...............................................................................         6,495,000         6,617,106
      State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
        5/15/21 ...............................................................................           670,000           679,045
      State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
        7/01/28 ...............................................................................         6,570,000         6,672,361
      State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
        7/01/28 ...............................................................................         3,430,000         3,602,255
   New York State HFA Service Contract Obligation Revenue, Refunding, Series C, 5.50%,
     9/15/22 ..................................................................................        17,505,000        17,709,808


20 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
      6.10%, 11/01/15 .........................................................................     $   4,135,000    $    4,149,845
      6.125%, 11/01/20 ........................................................................         3,510,000         3,520,039
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
     FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ................................................         1,420,000         1,547,118
   Onondaga County GO,
      5.875%, 2/15/12 .........................................................................           300,000           337,461
      ETM, 5.875%, 2/15/12 ....................................................................           700,000           789,124
   Triborough Bridge and Tunnel Authority Revenues, General Purpose,
      Refunding, Series A, 5.00%, 1/01/27 .....................................................         5,000,000         5,151,600
      Series A, 5.00%, 1/01/32 ................................................................         3,085,000         3,156,202
      Series A, Pre-Refunded, 5.00%, 1/01/32 ..................................................        16,915,000        18,459,001
      Series B, Pre-Refunded, 5.50%, 1/01/30 ..................................................        15,000,000        17,593,200
      Series X, ETM, 6.625%, 1/01/12 ..........................................................         1,800,000         2,023,596
      Series Y, ETM, 6.00%, 1/01/12 ...........................................................         1,000,000         1,080,610
                                                                                                                     ---------------
                                                                                                                        591,408,502
                                                                                                                     ---------------

   NORTH CAROLINA 2.8%
   Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ..........................         6,000,000         6,124,920
   Charlotte COP, Transit Projects, Phase II, Series E, 5.00%, 6/01/30 ........................        15,940,000        16,391,421
   North Carolina Eastern Municipal Power Agency Power System Revenue,
      Refunding, Series A, 5.75%, 1/01/26 .....................................................        65,350,000        67,171,958
      Refunding, Series B, 6.00%, 1/01/22 .....................................................         1,250,000         1,410,363
      Refunding, Series B, 6.25%, 1/01/23 .....................................................        39,030,000        45,140,146
      Refunding, Series B, 5.75%, 1/01/24 .....................................................        35,140,000        36,176,630
      Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 .......................................         1,280,000         1,283,789
      Refunding, Series D, 5.125%, 1/01/23 ....................................................        12,000,000        12,210,120
      Refunding, Series D, 5.125%, 1/01/26 ....................................................         3,000,000         3,023,760
      Series D, 6.70%, 1/01/19 ................................................................         2,000,000         2,116,580
      Series D, 6.75%, 1/01/26 ................................................................         5,000,000         5,243,300
   North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
     FSA Insured, 4.75%, 9/01/24 ..............................................................         6,970,000         7,123,688
   University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 ..........         5,000,000         5,091,700
   Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28 ................        11,000,000        12,019,590
                                                                                                                     ---------------
                                                                                                                        220,527,965
                                                                                                                     ---------------

   NORTH DAKOTA 0.3%
   Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
     Refunding, 5.50%,
      12/01/20 ................................................................................         8,870,000         9,099,378
      12/01/24 ................................................................................        13,945,000        13,985,859
                                                                                                                     ---------------
                                                                                                                         23,085,237
                                                                                                                     ---------------

   OHIO 2.8%
   Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's
     Hospital Center, FSA Insured, 5.00%, 11/15/31 ............................................         9,250,000         9,514,273
   Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
      12/01/26 ................................................................................         6,085,000         6,276,678
      12/01/27 ................................................................................         3,185,000         3,285,328


                                         Quarterly Statement of Investments | 21

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OHIO (CONTINUED)
   Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
      Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3, zero cpn.
        to 12/01/12, 6.25% thereafter, 6/01/37 ................................................     $  15,000,000    $   11,174,400
      Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34 .....................        11,250,000        10,835,887
      Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42 .....................         5,000,000         4,892,800
   Cleveland Airport System Revenue, Series A, FSA Insured,
      5.00%, 1/01/31 ..........................................................................        17,930,000        18,102,845
      Pre-Refunded, 5.00%, 1/01/31 ............................................................         2,070,000         2,196,187
   Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 ...........         5,000,000         5,122,100
   Columbus City School District GO, School Facilities Construction and Improvement,
     FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 ..............................................        16,000,000        17,762,080
   Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ...........        17,100,000        17,997,750
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
     Refunding,
      Series A, 5.625%, 2/01/18 ...............................................................         6,000,000         6,134,460
      Series E, 6.05%, 10/01/09 ...............................................................         4,000,000         4,246,200
      Series F, 6.05%, 10/01/09 ...............................................................         2,750,000         2,919,263
   Hamilton County Sales Tax Revenue,
      Refunding, Sub Series B, AMBAC Insured, 5.25%, 12/01/32 .................................         1,995,000         2,098,361
      Sub Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 ..............................         8,005,000         8,639,636
   Kettering City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
     12/01/30 .................................................................................         1,860,000         2,082,605
   Little Miami Local School District GO, School Improvement, FSA Insured, Pre-Refunded,
     5.00%, 12/01/34 ..........................................................................         4,000,000         4,569,240
   Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
      12/01/31 ................................................................................         8,000,000         8,241,120
      12/01/36 ................................................................................        13,725,000        14,108,476
   Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
     Pre-Refunded,
      5.50%, 12/01/10 .........................................................................         1,300,000         1,377,129
      5.60%, 12/01/11 .........................................................................         1,000,000         1,061,110
      5.65%, 12/01/12 .........................................................................           925,000           982,350
   Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded,
      5.375%, 12/01/20 ........................................................................         4,275,000         4,668,471
      5.45%, 12/01/25 .........................................................................         3,000,000         3,282,210
   Pickerington Local School District GO, School Facilities Construction and Improvement,
     FGIC Insured, Pre-Refunded, 5.00%, 12/01/28 ..............................................        15,000,000        16,364,100
   Springboro Community City School District GO, School Improvement, MBIA Insured,
     Pre-Refunded, 5.00%, 12/01/27 ............................................................        10,350,000        11,603,178
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
     1/01/29 ..................................................................................        11,305,000        12,151,518
   University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
     6/01/28 ..................................................................................         4,000,000         4,078,040
   University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, Pre-Refunded,
     5.25%, 6/01/24 ...........................................................................         5,000,000         5,491,700
                                                                                                                     ---------------
                                                                                                                        221,259,495
                                                                                                                     ---------------


22 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   OKLAHOMA 0.0% c
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
     6.00%, 8/15/14 ...........................................................................     $   3,610,000    $    3,642,021
                                                                                                                     ---------------
   OREGON 1.2%
   Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 .................        10,500,000        10,812,165
   Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded, 5.25%,
     6/15/20 ..................................................................................         4,000,000         4,271,480
   Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
     10/15/13 .................................................................................         1,250,000         1,439,237
   Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
     Pre-Refunded, 6.00%, 5/01/26 .............................................................        10,000,000        10,902,100
   Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
     4.50%, 11/15/32 ..........................................................................        30,000,000        29,470,200
   Oregon State EDR, Georgia-Pacific Corp. Project,
      Refunding, Series 183, 5.70%, 12/01/25 ..................................................         3,500,000         3,121,965
    d Series CLVII, 6.35%, 8/01/25 ............................................................         5,500,000         5,276,095
   Oregon State GO, State Board of Higher Education, Series A,
      5.00%, 8/01/26 ..........................................................................         6,630,000         6,993,921
      5.00%, 8/01/27 ..........................................................................         6,955,000         7,318,468
      Pre-Refunded, 5.00%, 8/01/26 ............................................................        12,000,000        13,021,440
                                                                                                                     ---------------
                                                                                                                         92,627,071
                                                                                                                     ---------------
   PENNSYLVANIA 4.0%
   Allegheny County Hospital Development Authority Revenue, Health System, Series A,
     MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ..............................................        10,000,000        11,273,400
   Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 5.50%,
     12/01/29 .................................................................................        10,000,000        10,149,600
   Allegheny County Port Authority Special Revenue, Transportation, Refunding, FGIC Insured,
     5.00%, 3/01/29 ...........................................................................        10,000,000        10,221,100
   Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ............................................         5,000,000         5,029,600
   Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 .................         5,000,000         5,352,550
   Coatesville School District GO, FSA Insured, 5.00%, 8/01/24 ................................         6,420,000         6,865,163
   Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
     5.00%, 12/01/18 ..........................................................................         7,090,000         7,243,428
   Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
      1/01/22 .................................................................................         8,500,000         8,965,120
      1/01/26 .................................................................................        10,000,000        10,541,500
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
     AMBAC Insured, 5.60%, 7/01/17 ............................................................         5,000,000         5,770,150
   Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
     11/01/37 .................................................................................         5,000,000         5,068,950
   Erie Water Authority Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.20%,
     12/01/30 .................................................................................        18,700,000        20,536,153
   Montgomery County IDA Retirement Community Revenue, Adult Community Total Services
     Retirement-Life Communities Inc., 5.25%, 11/15/28 ........................................         2,500,000         2,447,175
   Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
     5.25%, 10/01/30 ..........................................................................        12,150,000        12,657,627


                                         Quarterly Statement of Investments | 23

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   PENNSYLVANIA (CONTINUED)
   Pennsylvania State Public School Building Authority Lease Revenue, School District of
     Philadelphia Project, FSA Insured, Pre-Refunded, 5.00%, 6/01/33 ..........................     $  32,000,000    $   35,524,160
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
     7/15/31 ..................................................................................         5,850,000         6,395,629
   Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
     Pre-Refunded, 5.25%, 10/01/30 ............................................................        15,630,000        17,270,681
   Philadelphia Gas Works Revenue,
      Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ...........................................         5,000,000         5,097,950
      Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 ..................................         5,000,000         5,024,600
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
     North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
      5.30%, 1/01/18 ..........................................................................         2,710,000         2,774,905
      5.35%, 1/01/23 ..........................................................................         5,690,000         5,792,761
      5.375%, 1/01/28 .........................................................................         3,700,000         3,743,512
   Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%, 9/01/29 ........        15,000,000        15,697,500
   Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
      4/15/29 .................................................................................        10,965,000        11,096,361
      4/15/30 .................................................................................        12,000,000        12,136,440
   Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 .......        14,050,000        15,403,998
   Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured,
      5.00%, 11/01/31 .........................................................................         8,995,000         9,126,867
      Pre-Refunded, 5.00%, 11/01/31 ...........................................................        16,005,000        17,646,473
   Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
     5.125%, 2/01/35 ..........................................................................        15,000,000        15,484,200
   Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
     Sales Tax, AMBAC Insured, 5.25%, 2/01/31 .................................................         5,000,000         5,206,700
   State Public School Building Authority School Revenue, Daniel Boone School District Project,
     MBIA Insured, Pre-Refunded, 5.00%, 4/01/28 ...............................................         9,500,000        10,515,740
                                                                                                                     ---------------
                                                                                                                        316,059,993
                                                                                                                     ---------------
   RHODE ISLAND 1.1%
   Narragansett Bay Commission Wastewater System Revenue, Series A, MBIA Insured, 5.00%,
     8/01/30 ..................................................................................         7,990,000         8,210,844
   Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Series A,
     Pre-Refunded,
      5.875%, 9/15/23 .........................................................................         2,000,000         2,046,660
      6.00%, 9/15/33 ..........................................................................         3,000,000         3,072,270
   Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
      Refunding, Series 15-A, 6.85%, 10/01/24 .................................................           620,000           620,434
      Refunding, Series 25-A, 4.95%, 10/01/16 .................................................           130,000           131,105
      Series 10-A, 6.50%, 10/01/22 ............................................................           475,000           475,594
      Series 10-A, 6.50%, 4/01/27 .............................................................           265,000           265,657
   Rhode Island State Economic Development Corp. Airport Revenue, Series B, MBIA Insured,
     5.00%,
      7/01/27 .................................................................................        12,280,000        12,584,790
      7/01/30 .................................................................................        14,965,000        15,223,595


24 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   RHODE ISLAND (CONTINUED)
   Rhode Island State Health and Educational Building Corp. Revenue,
      Health Facilities, St. Antoine, Series B, Pre-Refunded, 6.125%, 11/15/29 ................     $   7,925,000    $    8,161,720
      Higher Education Facility, University of Rhode Island, Refunding, Series A,
        AMBAC Insured, 5.00%, 9/15/30 .........................................................        10,000,000        10,344,800
      Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21 ...........................           925,000         1,005,567
      Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21 .............         6,075,000         7,026,041
      Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured, 5.00%,
        5/15/26 ...............................................................................         5,000,000         5,212,950
      Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured, 5.00%,
        5/15/32 ...............................................................................        14,440,000        14,842,876
                                                                                                                     ---------------
                                                                                                                         89,224,903
                                                                                                                     ---------------
   SOUTH CAROLINA 1.7%
   Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
     FSA Insured, Pre-Refunded, 5.00%, 3/01/26 ................................................         7,750,000         8,470,440
   Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District,
     5.25%, 12/01/30 ..........................................................................         8,000,000         8,210,880
   Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
     10/01/28 .................................................................................         8,000,000         8,241,600
   Greenville County School District Installment Purchase Revenue, Building Equity Sooner
     Tomorrow, Refunding, 5.00%, 12/01/28 .....................................................         7,500,000         7,676,775
   Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
     District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32 ................................         7,030,000         6,725,531
   Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
     Project, 5.00%, 12/01/26 .................................................................        10,000,000         9,796,300
   Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
     Mortgage, Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ..............................        13,860,000        14,067,900
   Newberry Investing in Children's Education Installment Revenue, Newberry County School
     District Project, 5.00%, 12/01/30 ........................................................         4,000,000         3,717,680
   Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort School
     District, FSA Insured, 5.00%, 12/01/31 ...................................................         5,340,000         5,500,947
   Scago Educational Facilities Corp. for Chesterfield School District Revenue, School Project,
     Assured Guaranty, 5.00%, 12/01/29 ........................................................         7,500,000         7,660,500
   Scago Educational Facilities Corp. for Colleton School District Revenue, School Project,
     Assured Guaranty, 5.00%,
      12/01/25 ................................................................................         3,340,000         3,465,217
      12/01/26 ................................................................................         4,000,000         4,129,360
   Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
     Project, FSA Insured, 5.00%, 12/01/31 ....................................................        10,000,000        10,301,400
   South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 .....        31,835,000        32,968,326
   Sumter Two School Facilities Inc. Installment Purchase Revenue, Sumter County School
     District 2, Refunding, Assured Guaranty, 4.50%, 12/01/32 .................................         6,000,000         5,790,780
                                                                                                                     ---------------
                                                                                                                        136,723,636
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 25

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   SOUTH DAKOTA 0.4%
   South Dakota Health and Educational Facilities Authority Revenue,
      Avera Health Issue, AMBAC Insured, 5.25%, 7/01/22 .......................................     $  15,425,000    $   16,344,947
      Sanford Health, 5.00%, 11/01/27 .........................................................         2,355,000         2,384,390
      Sanford Health, 5.00%, 11/01/40 .........................................................        12,945,000        12,800,016
                                                                                                                     ---------------
                                                                                                                         31,529,353
                                                                                                                     ---------------
   TENNESSEE 0.9%
   Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/19 .....................         6,000,000         6,004,980
   Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
     Mountain States Health, Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 .............         7,000,000         7,672,280
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Refunding, Series A, FSA Insured, 5.00%, 1/01/22 ........................................         2,260,000         2,358,649
      Series A, FSA Insured, Pre-Refunded, 5.00%, 1/01/22 .....................................         2,740,000         3,019,727
   Knox County Health Educational and Housing Facilities Board Revenue, University Health
     System Inc., Refunding, 5.25%, 4/01/27 ...................................................        17,500,000        17,511,375
   Knoxville Wastewater System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
     4/01/30 ..................................................................................         7,850,000         8,106,773
   Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ...................................................         3,000,000         3,043,890
   Metropolitan Government of Nashville and Davidson County District Energy Revenue, Series A,
     AMBAC Insured, 5.00%, 10/01/25 ...........................................................         5,460,000         5,640,344
   Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ...................        20,000,000        20,070,000
   Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
     7/01/15 ..................................................................................           315,000           319,782
                                                                                                                     ---------------
                                                                                                                         73,747,800
                                                                                                                     ---------------
   TEXAS 5.9%
   Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ...........        10,000,000        10,250,800
   Bexar County GO, Certificates of Obligation, Combined Flood Control Tax, FSA Insured,
     5.00%, 6/15/37 ...........................................................................        20,000,000        20,661,200
   Bexar County HFC, MFHR,
      American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ....................         6,000,000         6,114,780
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 .................         1,000,000         1,041,770
      Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ..................         2,845,000         2,958,629
   Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ............................................         2,005,000         2,071,887
   Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 ....................................         1,000,000         1,061,690
   Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ..................................................         2,000,000         2,130,400
   Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
     FGIC Insured, 5.625%, 11/01/26 ...........................................................        85,000,000        86,784,150
   Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 .................         4,040,000         4,665,473
 a Denton ISD, GO, School Building, 5.00%, 8/15/38 ............................................        15,710,000        16,288,285
   Duncanville ISD, GO,
      Refunding, Series B, 5.25%, 2/15/32 .....................................................            50,000            51,758
      Series B, Pre-Refunded, 5.25%, 2/15/32 ..................................................         9,850,000        10,849,873
 a Eagle Pass ISD, GO, School Building, 5.00%, 8/15/38 ........................................         6,840,000         7,112,574
   Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30 .........................................         2,000,000         2,128,940
   Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
     Projects, Refunding, 5.50%, 9/01/17 ......................................................         3,250,000         3,318,607


26 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   TEXAS (CONTINUED)
   Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
     4/01/32 ..................................................................................     $   3,000,000    $    2,995,830
   Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA Insured,
     5.125%, 2/15/32 ..........................................................................        10,215,000        10,463,327
   Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded, zero cpn.,
      8/15/19 .................................................................................         5,285,000         3,014,035
      8/15/21 .................................................................................         8,420,000         4,237,618
      8/15/22 .................................................................................         8,470,000         4,008,258
   Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%,
     8/15/21 ..................................................................................         2,500,000         2,731,625
   Houston Airport System Revenue, sub. lien, Series B, FSA Insured, Pre-Refunded, 5.50%,
     7/01/30 ..................................................................................         2,000,000         2,149,860
   Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
     FGIC Insured, Pre-Refunded, 5.125%, 3/01/28 ..............................................        15,000,000        16,466,400
   Houston GO, Public Improvement, Refunding, MBIA Insured, 5.00%, 3/01/25 ....................         5,000,000         5,163,250
   Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured,
     Pre-Refunded, 5.25%, 12/01/30 ............................................................        14,000,000        15,070,020
   Keller ISD, GO,
      Pre-Refunded, 5.375%, 8/15/25 ...........................................................         1,330,000         1,430,548
      Refunding, 5.375%, 8/15/25 ..............................................................           170,000           180,268
   Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ............................................         1,000,000         1,090,860
   Laredo ISD, GO, Pre-Refunded, 5.25%, 8/01/24 ...............................................         4,000,000         4,186,160
   Little Cypress Mauriceville Consolidated ISD, GO,
      Pre-Refunded, 5.90%, 8/01/29 ............................................................           785,000           828,976
      Refunding, 5.90%, 8/01/29 ...............................................................         1,345,000         1,413,044
   Lower Colorado River Authority Revenue,
      Improvement, Series A, MBIA Insured, Pre-Refunded, 5.00%, 5/15/26 .......................           130,000           140,631
      Refunding, FSA Insured, 5.00%, 5/15/31 ..................................................        10,000,000        10,238,800
      Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 .......................         1,870,000         1,902,071
   Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
     Improvement, 5.125%, 11/01/27 ............................................................         1,000,000           939,060
   Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
     12/01/17 .................................................................................           140,000           142,054
   Manor ISD, GO, School Building, 5.00%, 8/01/37 .............................................         8,175,000         8,420,005
   Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35 ....................        10,000,000         9,970,400
   North Central Texas Health Facility Development Corp. Revenue,
      Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ..............        19,335,000        20,297,883
      Texas Health Resources System, Series B, MBIA Insured, Pre-Refunded, 5.125%,
        2/15/22 ...............................................................................         5,985,000         6,109,907
   Northside ISD, GO,
      Pre-Refunded, 5.00%, 2/15/26 ............................................................         1,345,000         1,446,938
      Refunding, 5.00%, 2/15/26 ...............................................................         1,155,000         1,179,682
   Onalaska ISD, GO, 5.375%, 2/15/32 ..........................................................         2,840,000         2,963,512
   Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded, 5.25%, 4/01/32 ........         3,000,000         3,259,200
   Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ...............         4,000,000         4,029,600
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
     12/01/22 .................................................................................        15,000,000        15,490,350


                                         Quarterly Statement of Investments | 27

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   TEXAS (CONTINUED)
   Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ........     $   2,500,000    $    2,673,500
   Rio Grande City Consolidated ISD, GO, School Building, 5.00%, 8/15/37 ......................        10,510,000        10,863,556
   San Antonio Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue, 5.50%,
     8/01/25 ..................................................................................        20,000,000        20,730,200
   San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
      5/15/25 .................................................................................         5,000,000         5,150,850
      5/15/28 .................................................................................         5,000,000         5,119,400
   Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
     9/01/25 ..................................................................................         5,000,000         5,141,650
   Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
     Health System, FGIC Insured, ETM, 6.00%, 9/01/24 .........................................         4,000,000         4,805,200
   Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
     Series C, 5.75%,
      8/15/18 .................................................................................         1,570,000         1,540,861
      8/15/28 .................................................................................         3,900,000         3,575,091
   Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
     10/01/20 .................................................................................           500,000           648,820
   Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%,
     4/01/33 ..................................................................................        10,000,000        10,363,600
   Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital Appreciation,
     AMBAC Insured, zero cpn., 8/15/31 ........................................................        43,500,000        11,291,295
   Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
      Refunding and Improvement, Series A, 5.25%, 11/01/32 ....................................         6,250,000         5,762,312
      Series D, FSA Insured, Pre-Refunded, 5.375%, 11/01/27 ...................................        10,680,000        11,219,981
   University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
     8/15/20 ..................................................................................         1,000,000         1,054,460
   Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
     System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ...................................        15,000,000        15,020,400
 a Warren ISD, GO, 5.00%, 2/15/38 .............................................................         8,270,000         8,587,154
   Wylie ISD, GO,
      Pre-Refunded, 7.00%, 8/15/24 ............................................................           660,000           758,723
      Refunding, 7.00%, 8/15/24 ...............................................................           340,000           388,878
                                                                                                                     ---------------
                                                                                                                        464,146,919
                                                                                                                     ---------------
   UTAH 0.4%
   Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14 .......................        16,000,000        16,697,920
   Salt Lake County College Revenue, Westminster College Project, Pre-Refunded, 5.625%,
     10/01/28 .................................................................................         3,305,000         3,519,263
   South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 8/15/26 ................         4,770,000         5,212,370
   South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%,
     8/15/30 ..................................................................................         5,730,000         5,907,458
                                                                                                                     ---------------
                                                                                                                         31,337,011
                                                                                                                     ---------------
   VERMONT 0.5%
   Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 .........................         5,780,000         5,917,044
   University of Vermont and State Agricultural College Revenue, Refunding, MBIA Insured,
     5.00%, 10/01/30 ..........................................................................        12,210,000        12,434,664


28 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   VERMONT (CONTINUED)
   Vermont Educational and Health Buildings Financing Agency Revenue, Hospital,
     Fletcher Allen Health, Series A,
      4.75%, 12/01/36 .........................................................................     $   5,000,000    $    4,388,700
      AMBAC Insured, 6.125%, 12/01/27 .........................................................        13,000,000        14,143,870
                                                                                                                     ---------------
                                                                                                                         36,884,278
                                                                                                                     ---------------
   VIRGINIA 0.5%
   Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
     5.00%, 6/15/30 ...........................................................................        12,260,000        12,632,091
   Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured,
     5.00%, 8/15/31 ...........................................................................        10,000,000        10,258,100
   Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
     7/01/18 ..................................................................................         2,000,000         2,059,660
   Norfolk Parking System Revenue, Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 ..........         5,000,000         5,200,150
   Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
     MBIA Insured, 5.35%, 7/01/31 .............................................................        10,000,000        10,167,300
                                                                                                                     ---------------
                                                                                                                         40,317,301
                                                                                                                     ---------------
   WASHINGTON 3.9%
   Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
     Refunding, MBIA Insured, 5.20%, 11/01/27 .................................................           200,000           200,564
   Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 11/01/30 ...........................................................        20,000,000        20,536,000
   Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I,
     Mandatory Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 .............................           200,000           203,192
   Clark County PUD No. 1 Generating System Revenue, Refunding, FSA Insured, 5.50%,
     1/01/25 ..................................................................................        15,015,000        16,081,816
   Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
      Series A, 5.00%, 7/01/24 ................................................................        15,255,000        16,122,247
      Series B, FSA Insured, 5.35%, 7/01/18 ...................................................        11,500,000        12,488,425
   Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
     5.00%, 12/01/33 ..........................................................................        18,500,000        18,873,700
   Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
      Second Series A, MBIA Insured, 5.20%, 1/01/23 ...........................................           250,000           254,865
      Series D, FSA Insured, 5.20%, 1/01/23 ...................................................         6,000,000         6,277,620
   King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ..............           145,000           145,683
   King County School District No. 408 Auburn GO, FSA Insured, 5.00%, 12/01/24 ................         5,000,000         5,239,950
   Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
     12/01/14 .................................................................................         2,000,000         2,199,280
   Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 .............         5,000,000         5,269,100
   Port Seattle Revenue, Refunding, Series A,
      FGIC Insured, 5.00%, 4/01/31 ............................................................        21,680,000        21,938,426
      MBIA Insured, 5.00%, 7/01/33 ............................................................        10,000,000        10,160,400
   Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 .................................        10,000,000        10,434,700
   Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ................................           300,000           308,682
   Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 .........................           185,000           185,555
   Snohomish County USD No. 6 GO, 6.50%, 12/01/11 .............................................         7,000,000         7,718,410


                                         Quarterly Statement of Investments | 29

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   WASHINGTON (CONTINUED)
   Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
      5.125%, 6/01/22 .........................................................................     $   2,925,000    $    3,054,256
      5.25%, 6/01/33 ..........................................................................         9,770,000        10,058,117
   Washington State GO,
      AMBAC Insured, 5.00%, 1/01/31 ...........................................................         7,925,000         8,201,820
      Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ..........................        10,000,000        10,319,400
      Series A, FGIC Insured, 5.00%, 7/01/27 ..................................................        10,000,000        10,319,400
      Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ..................................        10,120,000        10,497,172
   Washington State Health Care Facilities Authority Revenue,
      MultiCare Health Systems, MBIA Insured, 5.00%, 8/15/22 ..................................           250,000           253,438
      Providence Health Care Services, Refunding, Series A, FGIC Insured, 5.00%, 10/01/36 .....         9,750,000         9,879,285
      Providence Health Care Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
        10/01/36 ..............................................................................           250,000           284,992
      Providence Services, MBIA Insured, Pre-Refunded, 5.50%, 12/01/26 ........................         6,000,000         6,419,280
      Series C, Radian Insured, 5.50%, 8/15/36 ................................................        16,000,000        16,070,400
      Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 ...........................        30,000,000        30,477,600
   Washington State Public Power Supply System Revenue,
      Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 ..............................         7,700,000         8,830,052
      Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn., 7/01/14 ....        12,450,000        10,025,487
      Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14 ..........         2,550,000         2,088,654
      Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12 ..........................         6,400,000         5,598,528
      Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13 ..........................        11,000,000         9,240,770
                                                                                                                     ---------------
                                                                                                                        306,257,266
                                                                                                                     ---------------
   WEST VIRGINIA 0.8%
   Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, Refunding, 5.40%,
     5/01/25 ..................................................................................        10,000,000         9,406,700
   Harrison County County Commission Solid Waste Disposal Revenue, Allegheny Energy Supply
     Co. LLC, Refunding, Series D, 5.50%, 10/15/37 ............................................         9,000,000         8,831,340
   Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37 .........................        14,000,000        13,529,180
   West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ............................        10,000,000        10,998,900
   West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
     AMBAC Insured, 5.00%, 11/01/29 ...........................................................         7,500,000         7,693,500
   West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
     FGIC Insured, 5.00%, 10/01/34 ............................................................        10,000,000         9,912,100
                                                                                                                     ---------------
                                                                                                                         60,371,720
                                                                                                                     ---------------
   WISCONSIN 0.5%
   Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 .................................         2,200,000         2,207,810
   Wisconsin State Health and Educational Facilities Authority Revenue,
      Children's Hospital of Wisconsin Inc., AMBAC Insured, Pre-Refunded, 5.375%,
        2/15/28 ...............................................................................        21,050,000        21,280,287
      Franciscan Sisters Christian, Series A, Pre-Refunded, 5.50%, 2/15/18 ....................         1,500,000         1,516,425
      Franciscan Sisters Christian, Series A, Pre-Refunded, 5.50%, 2/15/28 ....................         1,000,000         1,010,950
      Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ..........................................        10,000,000        10,201,300
                                                                                                                     ---------------
                                                                                                                         36,216,772
                                                                                                                     ---------------


30 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORIES 2.1%
   PUERTO RICO 2.0%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
     Refunding, 5.375%, 5/15/33 ...............................................................     $  21,605,000    $   21,631,790
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded,
      5.00%, 7/01/36 ..........................................................................        62,000,000        70,705,420
      5.50%, 7/01/36 ..........................................................................         7,000,000         8,240,260
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series K, 5.00%, 7/01/30 ......................................................        19,190,000        18,884,111
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
     Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .................................           350,000           367,700
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .....           850,000           863,235
   Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.25%, 7/01/27 .....................................................         3,265,000         3,309,633
      Series D, Pre-Refunded, 5.25%, 7/01/27 ..................................................         8,735,000         9,661,783
   Puerto Rico PBA Revenue Guaranteed, Refunding, 5.00%, 7/01/37 ..............................        20,000,000        19,196,400
                                                                                                                     ---------------
                                                                                                                        152,860,332
                                                                                                                     ---------------
   VIRGIN ISLANDS 0.1%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
      5.50%, 10/01/18 .........................................................................         1,400,000         1,422,820
      5.50%, 10/01/22 .........................................................................         5,000,000         5,067,200
      5.625%, 10/01/25 ........................................................................         1,900,000         1,922,933
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/18 ..................................................................................           500,000           502,325
                                                                                                                     ---------------
                                                                                                                          8,915,278
                                                                                                                     ---------------
   TOTAL U.S. TERRITORIES .....................................................................                         161,775,610
                                                                                                                     ---------------
   TOTAL LONG TERM INVESTMENTS (COST $7,217,972,808) ..........................................                       7,525,894,824
                                                                                                                     ---------------

   SHORT TERM INVESTMENTS 4.1%
   MUNICIPAL BONDS 4.1%
   CONNECTICUT 0.3%
 e Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
      Series T-1, Daily VRDN and Put, 1.50%, 7/01/29 ..........................................        19,800,000        19,800,000
      Series V-1, Daily VRDN and Put, 1.60%, 7/01/36 ..........................................         7,000,000         7,000,000
                                                                                                                     ---------------
                                                                                                                         26,800,000
                                                                                                                     ---------------
   FLORIDA 1.6%
 e Jacksonville Health Facilities Authority Hospital Revenue,
      Charity Obligation Group, Series C, MBIA Insured, Daily VRDN and Put, 1.88%,
        8/15/19 ...............................................................................         1,200,000         1,200,000
      Series C, Daily VRDN and Put, 1.88%, 8/15/33 ............................................         1,000,000         1,000,000
 e Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put,
     2.08%, 7/15/22 ...........................................................................         3,800,000         3,800,000
 e Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare,
     Series A-2, FSA Insured, Daily VRDN and Put, 2.00%, 10/01/41 .............................         4,300,000         4,300,000


                                         Quarterly Statement of Investments | 31

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   FLORIDA (CONTINUED)
 e Orange County School Board COP,
      Series B, AMBAC Insured, Daily VRDN and Put, 2.00%, 8/01/25 .............................     $   1,200,000    $    1,200,000
      Series B, FGIC Insured, Daily VRDN and Put, 1.90%, 8/01/32 ..............................        53,750,000        53,750,000
      Series B, MBIA Insured, Daily VRDN and Put, 2.00%, 8/01/27 ..............................         8,040,000         8,040,000
      Series C, MBIA Insured, Daily VRDN and Put, 1.90%, 8/01/22 ..............................         4,400,000         4,400,000
 e Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
     Refunding, AMBAC Insured, Daily VRDN and Put, 4.50%, 12/01/15 ............................         3,600,000         3,600,000
 e Sarasota County Public Hospital Board Revenue, Hospital, Sarasota Memorial Hospital,
     Series A, AMBAC Insured, Daily VRDN and Put, 2.08%, 7/01/37 ..............................        40,155,000        40,155,000
                                                                                                                     ---------------
                                                                                                                        121,445,000
                                                                                                                     ---------------
   GEORGIA 0.0% c
 e Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 2.00%,
     11/01/41 .................................................................................         3,425,000         3,425,000
                                                                                                                     ---------------
   LOUISIANA 0.1%
 e Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
     First Stage, ACES, Refunding, Daily VRDN and Put, 2.00%, 9/01/17 .........................         3,995,000         3,995,000
                                                                                                                     ---------------
   MARYLAND 0.1%
 e Maryland State EDC Revenue,
      Multi-Modal, U.S. Pharmacopeial Project, AMBAC Insured, Daily VRDN and Put, 2.75%,
        7/01/36 ...............................................................................         5,100,000         5,100,000
      U.S. Pharmacopeial Project, Refunding, Series A, AMBAC Insured, Daily VRDN and Put,
        2.75%, 7/01/34 ........................................................................         4,100,000         4,100,000
      U.S. Pharmacopeial Project, Refunding, Series B, AMBAC Insured, Daily VRDN and Put,
        1.90%, 7/01/34 ........................................................................           900,000           900,000
                                                                                                                     ---------------
                                                                                                                         10,100,000
                                                                                                                     ---------------
   MASSACHUSETTS 0.1%
 e Massachusetts State Health and Educational Facilities Authority Revenue, Capital Asset
     Program, Series D, MBIA Insured, Daily VRDN and Put, 2.90%, 1/01/35 ......................         3,900,000         3,900,000
                                                                                                                     ---------------
   MINNESOTA 0.1%
 e Minneapolis and St. Paul Minnesota Housing and RDA Health Care System Revenue,
     Allina Health System, Series B-1, MBIA Insured, Daily VRDN and Put, 2.00%, 11/15/34 ......         4,300,000         4,300,000
                                                                                                                     ---------------
   MISSOURI 0.1%
 e Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      St. Louis University, Series A, MBIA Insured, Daily VRDN and Put, 4.50%, 10/01/35 .......         3,595,000         3,595,000
      Washington University, Series B, Daily VRDN and Put, 1.95%, 2/15/33 .....................           200,000           200,000
 e Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 2.00%,
      6/01/19 .................................................................................         1,920,000         1,920,000
                                                                                                                     ---------------
                                                                                                                          5,715,000
                                                                                                                     ---------------


32 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   NEW JERSEY 0.1%
 e New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN
     and Put, 1.75%, 9/01/31 ..................................................................     $  9,000,000     $    9,000,000
 e New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B,
     Daily VRDN and Put, 1.55%, 7/01/21 .......................................................        1,000,000          1,000,000
 e Rutgers State University Revenue, Refunding, Series A, Daily VRDN and Put, 1.40%,
     5/01/18 ..................................................................................        1,100,000          1,100,000
                                                                                                                     ---------------
                                                                                                                         11,100,000
                                                                                                                     ---------------
   NEW YORK 0.0% c
 e New York City GO, Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 1.85%,
     8/15/22 ..................................................................................        2,700,000          2,700,000
 e New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 1.90%,
     11/01/39 .................................................................................          500,000            500,000
                                                                                                                     ---------------
                                                                                                                          3,200,000
                                                                                                                     ---------------
   NORTH CAROLINA 0.0% c
 e Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare
     System, Series B, Weekly VRDN and Put, 2.13%, 1/15/26 ....................................        1,030,000          1,030,000
                                                                                                                     ---------------
   OHIO 0.3%
 e Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
     Series C, Daily VRDN and Put, 2.00%, 6/01/23 .............................................          600,000            600,000
 e Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
     General Corp., Refunding, Series A, Daily VRDN and Put, 1.90%, 5/15/19 ...................        1,000,000          1,000,000
 e University of Toledo General Receipts Bonds Revenue, Refunding, FGIC Insured, Daily VRDN
     and Put, 7.00%, 6/01/32 ..................................................................       21,430,000         21,430,000
                                                                                                                     ---------------
                                                                                                                         23,030,000
                                                                                                                     ---------------
   TENNESSEE 0.5%
 e Blount County PBA Revenue,
      Local Government Public Improvement, Series A-3-A, Daily VRDN and Put, 6.00%,
        6/01/26 ...............................................................................       22,200,000         22,200,000
      Local Public Improvement, Series D-1-A, AMBAC Insured, Daily VRDN and Put, 6.00%,
        6/01/30 ...............................................................................        6,800,000          6,800,000
 e Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
     and Put, 1.90%,
      7/01/31 .................................................................................        7,350,000          7,350,000
      11/01/35 ................................................................................        2,700,000          2,700,000
 e Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
     Daily VRDN and Put, 1.90%, 7/01/34 .......................................................          755,000            755,000
                                                                                                                     ---------------
                                                                                                                         39,805,000
                                                                                                                     ---------------
   UTAH 0.8%
 e Central Utah Water Conservancy District GO, Refunding, Series B, AMBAC Insured,
     Weekly VRDN and Put, 6.00%, 4/01/30 ......................................................       63,900,000         63,900,000
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 33

Franklin Federal Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   U.S. TERRITORY 0.0% c
   PUERTO RICO 0.0% c

 e Puerto Rico Commonwealth GO, Public Improvement, Refunding,
      Series A-3, FSA Insured, Daily VRDN and Put, 1.80%, 7/01/29 .............................     $    975,000     $      975,000
      Series A-4, FSA Insured, Daily VRDN and Put, 1.80%, 7/01/31 .............................        1,400,000          1,400,000
                                                                                                                     ---------------
   TOTAL U.S. TERRITORY .......................................................................                           2,375,000
                                                                                                                     ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $324,120,000) ...........................................                         324,120,000
                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $7,542,092,808) 100.2% .............................................                       7,850,014,824
   OTHER ASSETS, LESS LIABILITIES (0.2)% ......................................................                         (13,910,230)
                                                                                                                     ---------------
   NET ASSETS 100.0% ..........................................................................                      $7,836,104,594
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 35.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Defaulted security.

c Rounds to less than 0.1% of net assets.

d Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia-Pacific Corp. (GP) is contesting the IRS determination and is currently negotiating with the IRS on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


34 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ACA    -  American Capital Access Holdings Inc.
ACES   -  Adjustable Convertible Exempt Security
AMBAC  -  American Municipal Bond Assurance Corp.
BIG    -  Bond Investors Guaranty Insurance Co. (acquired by
          MBIA in 1989 and no longer does business under this name)
CDA    -  Community Development Authority/Agency
CIFG   -  CDC IXIS Financial Guaranty
COP    -  Certificate of Participation
CRDA   -  Community Redevelopment Authority/Agency
EDA    -  Economic Development Authority
EDC    -  Economic Development Corp.
EDR    -  Economic Development Revenue
ETM    -  Escrow to Maturity
FGIC   -  Financial Guaranty Insurance Co.
FHA    -  Federal Housing Authority/Agency
FNMA   -  Federal National Mortgage Association
FSA    -  Financial Security Assurance Inc.
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
HDA    -  Housing Development Authority/Agency
HFA    -  Housing Finance Authority/Agency
HFAR   -  Housing Finance Authority Revenue
HFC    -  Housing Finance Corp.
HMR    -  Home Mortgage Revenue
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority Revenue
IDB    -  Industrial Development Bond/Board
IDC    -  Industrial Development Corp.
IDR    -  Industrial Development Revenue
ISD    -  Independent School District
MBIA   -  Municipal Bond Investors Assurance Corp.
MBS    -  Mortgage-Backed Security
MFHR   -  Multi-Family Housing Revenue
MFR    -  Multi-Family Revenue
MTA    -  Metropolitan Transit Authority
PBA    -  Public Building Authority
PCR    -  Pollution Control Revenue
PFAR   -  Public Financing Authority Revenue
PUD    -  Public Utility District
RDA    -  Redevelopment Agency/Authority
SFM    -  Single Family Mortgage
SFMR   -  Single Family Mortgage Revenue
USD    -  Unified/Union School District
XLCA   -  XL Capital Assurance


Quarterly Statement of Investments | See Notes to Statement of Investments. | 35

Franklin Federal Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Federal Tax-Free Income Fund (Fund).

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

2. INCOME TAXES

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 7,540,925,781
                                                                ================

Unrealized appreciation .....................................   $   357,731,023
Unrealized depreciation .....................................       (48,641,980)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $   309,089,043
                                                                ================


36 | Quarterly Statement of Investments

Franklin Federal Tax-Free Income Fund

3. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 37


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date    March 27, 2008





                                Exhibit A

I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration









I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FEDERAL TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer